Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following as of June 30, 2023 and 2022:
	2023	2022
Buildings and improvements	$4,963,911	$4,416,120
Motor vehicles	337,202	323,490
Office and electronic equipment	330,232	85,732
Machinery	176,431	-
Total property and equipment, at cost	5,807,776	4,825,342
Less: accumulated depreciation	(995,252)	(230,238)
Property and equipment, net	$4,812,524	$4,595,104